Note 5 - Allowances For Loan And Leases Losses And Real Estate Losses - 10Q	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Allowance for Credit Losses [Text Block]

5.       ALLOWANCES FOR LOAN AND LEASE LOSSES AND REAL ESTATE LOSSES

The tables below provide a rollforward of the allowance for loan and lease losses (“ALLL”) by portfolio segment for the three and six months ended June 30, 2013 and 2012 (in thousands):

	Three Months Ended June 30, 2013
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total

Balance, beginning of period	$6,778	$1,074	$5,341	$1,190	$1,000	$214	$15,597
Provision charged to expense	22	382	(532)	114	(13)	27	--
Losses charged off	(662)	(876)	(874)	(115)	(380)	(49)	(2,956)
Recoveries	13	--	500	24	55	16	608
Balance, end of period	$6,151	$580	$4,435	$1,213	$662	$208	$13,249

	Six Months Ended June 30, 2013
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total

Balance, beginning of period	$5,099	$1,319	$6,949	$1,130	$956	$223	$15,676
Provision charged to expense	1,746	137	(2,006)	91	12	20	--
Losses charged off	(747)	(876)	(1,008)	(115)	(380)	(76)	(3,202)
Recoveries	53	--	500	107	74	41	775
Balance, end of period	$6,151	$580	$4,435	$1,213	$662	$208	$13,249

	Three Months Ended June 30, 2012
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total

Balance, beginning of period	$6,447	$1,398	$6,230	$3,616	$491	$158	$18,340
Provision charged to expense	756	(512)	1,939	(2,006)	(201)	30	6
Losses charged off	(617)	--	(505)	(37)	--	(50)	(1,209)
Recoveries	47	--	24	11	23	22	127
Balance, end of period	$6,633	$886	$7,688	$1,584	$313	$160	$17,264

	Six Months Ended June 30, 2012
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total

Balance, beginning of period	$6,999	$2,654	$7,316	$2,651	$972	$226	$20,818
Provision charged to expense	622	(788)	2,589	(1,747)	(688)	34	22
Losses charged off	(1,053)	(997)	(2,241)	(37)	--	(145)	(4,473)
Recoveries	65	17	24	717	29	45	897
Balance, end of period	$6,633	$886	$7,688	$1,584	$313	$160	$17,264

The tables below present the allocation of the ALLL and the related loans receivable balances disaggregated on the basis of impairment method by portfolio segment as of June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total
ALLL Balances:
Individually evaluated for impairment	$402	$--	$1,041	$461	$1	$5	$1,910
Collectively evaluated for impairment	5,749	580	3,394	752	661	203	11,339
Ending balance	$6,151	$580	$4,435	$1,213	$662	$208	$13,249

Loan balances (1):
Individually evaluated for impairment	$6,119	$--	$4,358	$3,481	$28	$11	$13,997
Collectively evaluated for impairment	133,018	19,775	146,584	10,762	15,884	4,985	331,008
Ending balance	$139,137	$19,775	$150,942	$14,243	$15,912	$4,996	$345,005

	December 31, 2012
	One- to Four-Family Residential	Multifamily Residential	Nonfarm Nonresidential	Construction and Land Development	Commercial	Consumer	Total
ALLL Balances:
Individually evaluated for impairment	$275	$--	$778	$130	$380	$2	$1,565
Collectively evaluated for impairment	4,824	1,319	6,171	1,000	576	221	14,111
Ending balance	$5,099	$1,319	$6,949	$1,130	$956	$223	$15,676

Loan balances (1):
Individually evaluated for impairment	$8,142	$3,459	$8,472	$4,133	$402	$32	$24,640
Collectively evaluated for impairment	149,794	17,331	129,542	10,418	15,681	5,786	328,552
Ending balance	$157,936	$20,790	$138,014	$14,551	$16,083	$5,818	$353,192

(1)	Gross of unearned discounts and net deferred loan costs and the allowance for loan and lease losses.

A summary of the activity in the allowance for real estate losses is as follows for the three and six months ended June 30, 2013 and 2012 (in thousands):

	Three Months Ended		Six Months Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012

Balance—beginning of period	$9,396	$20,501	$14,877	$20,934

Provisions for estimated losses	33	280	219	308
Recoveries	--	--	--	--
Losses charged off	(23)	(1,132)	(5,690)	(1,593)

Balance—end of period	$9,406	$19,649	$9,406	$19,649

7.        ALLOWANCES FOR LOAN AND LEASE LOSSES AND REAL ESTATE LOSSES

The tables below provide a rollforward of the allowance for loan and lease losses by portfolio segment for the years ended December 31, 2012 and 2011 (in thousands):

Year Ended December 31, 2012	One- to four-family residential	Home equity and second mortgage	Multifamily residential	Commercial real estate	One- to four-family construction	Other construction and land	Commercial	Consumer	Total
ALLL:
Balance, beginning of year	$6,306	$693	$2,654	$7,316	$84	$2,567	$972	$226	$20,818
Provision charged to expense	(340)	58	(355)	2,141	(33)	(1,803)	162	192	22
Losses charged off	(1,620)	(223)	(997)	(2,517)	--	(407)	(237)	(269)	(6,270)
Recoveries	114	111	17	9	--	722	59	74	1,106
Balance, end of year	$4,460	$639	$1,319	$6,949	$51	$1,079	$956	$223	$15,676
Ending balance: individually evaluated for impairment	$207	$68	$--	$778	$--	$130	$380	$2	$1,565
Ending balance: collectively evaluated for impairment	$4,253	$571	$1,319	$6,171	$51	$949	$576	$221	$14,111
Loan balances (1):
Ending balance	$149,484	$8,452	$20,790	$138,014	$803	$13,748	$16,083	$5,818	$353,192
Ending balance: individually evaluated for impairment	$7,742	$400	$3,459	$8,472	$130	$4,003	$402	$32	$24,640
Ending balance: collectively evaluated for impairment	$141,742	$8,052	$17,331	$129,542	$673	$9,745	$15,681	$5,786	$328,552

Year Ended December 31, 2011	One- to four-family residential	Home equity and second mortgage	Multifamily residential	Commercial real estate	One- to four-family construction	Other construction and land	Commercial	Consumer	Total
ALLL:
Balance, beginning of year	$5,440	$1,275	$6,581	$9,491	$81	$4,035	$3,543	$638	$31,084
Provision charged to expense	3,993	(160)	(1,132)	189	31	204	(2,139)	(127)	859
Losses charged off	(3,177)	(486)	(2,795)	(2,375)	(28)	(2,190)	(517)	(409)	(11,977)
Recoveries	50	64	--	11	--	518	85	124	852
Balance, end of year	$6,306	$693	$2,654	$7,316	$84	$2,567	$972	$226	$20,818
Ending balance: individually evaluated for impairment	$305	$81	$703	$1,879	$--	$280	$--	$45	$3,293
Ending balance: collectively evaluated for impairment	$6,001	$612	$1,951	$5,437	$84	$2,287	$972	$181	$17,525
Loan balances (1):
Ending balance	$183,158	$12,502	$20,476	$95,920	$1,724	$23,288	$7,603	$8,015	$352,686
Ending balance: individually evaluated for impairment	$13,085	$831	$8,133	$13,238	$--	$3,683	$72	$119	$39,161
Ending balance: collectively evaluated for impairment	$170,073	$11,671	$12,343	$82,682	$1,724	$19,605	$7,531	$7,896	$313,525

(1) Gross of unearned discounts and net loan costs and the allowance for loan and lease losses

Activity in the allowance for real estate losses is as follows for the years ended (in thousands):

	Year Ended December 31
	2012	2011

Balance—beginning of year	$20,934	$7,841

Provisions for estimated losses	1,388	17,335
Losses charged off	(7,445)	(4,242)

Balance—end of year	$14,877	$20,934